UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP.

Address:  110 East 59th Street
          22nd Floor
          New York, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael A. Karsch
Title:    Principal
Phone:    (212) 507-9782


Signature, Place and Date of Signing:


/s/ Michael A. Karsch               New York, NY                  2/13/04
----------------------       -----------------------         -----------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             3

Form 13F Information Table Entry Total:       72

Form 13F Information Table Value Total:  $600,187
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number           Name

1.        28-10580                       Karsch Associates, LLC
2.        28-10579                       Karsch Capital II, LP
3.        28-10586                       Karsch Capital, Ltd.

                        FORM 13F INFORMATION TABLE






                                                    KARSCH CAPITAL MANAGEMENT, L.P.
                                                           December 31, 2003

COLUMN 1                           COLUMN  2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                                                                                                           VOTING
NAME OF                            TITLE OF                    VALUE      SHRS OR    SH/ PUT/   INVSTMNT   OTHER         AUTHORITY
ISSUER                             CLASS          CUSIP        (X$1000)   PRN AMT    PRN CALL   DSCRETN    MGRS SOLE     SHARED NONE
------                             -----          -----        --------   -------    --------   -------    ---- ----     ------ ----

Agere Sys Inc                      CL B           00845V209      2,428      837,207  SH         Sole        0     837,207  0    0
Allmerica Finl Corp                COM            019754100      9,305      302,400  SH         Sole        0     302,400  0    0
Altria Group Inc                   COM            02209S103     11,428      210,000  SH         Sole        0     210,000  0    0
American Finl Rlty TR              COM            02607P305      8,401      492,723  SH         Sole        0     492,723  0    0
American Pwr Conversion Corp       COM            029066107      8,342      340,500  SH         Sole        0     340,500  0    0
American Tower Corp                CL A           029912201      6,463      597,277  SH         Sole        0     597,277  0    0
Americredit Corp                   COM            03060R101      3,505      220,000  SH         Sole        0     220,000  0    0
Ameritrade Hldg Corp New           COM            03074K100      4,839      343,000  SH         Sole        0     343,000  0    0
Anthem Inc                         COM            03674B104     13,050      174,000  SH         Sole        0     174,000  0    0
Avaya Inc                          COM            053499109      8,307      642,000  SH         Sole        0     642,000  0    0
Boise Cascade Corp                 COM            097383103     16,430      500,000  SH         Sole        0     500,000  0    0
CIT Group Inc.                     COM            125581108      7,167      199,370  SH         Sole        0     199,370  0    0
Career Education Corp              COM            141665109     31,838      791,000  SH         Sole        0     791,000  0    0
Chicago Mercantile Hldgs Inc       CL A           167760107      8,297      114,660  SH         Sole        0     114,660  0    0
Commscope Inc                      COM            203372107      2,640      161,650  SH         Sole        0     161,650  0    0
Compass Minerals Intl Inc          COM            20451N101      5,712      400,000  SH         Sole        0     400,000  0    0
Comverse Technology Inc            COM PAR $0.10  205862402      6,348      360,910  SH         Sole        0     360,910  0    0
DR Horton Inc                      COM            23331A109      9,907      229,000  SH         Sole        0     229,000  0    0
DST Sys Inc                        COM            233326107      7,475      179,000  SH         Sole        0     179,000  0    0
Dana Corp                          COM            235811106      7,707      420,000  SH         Sole        0     420,000  0    0
FTI Consulting Inc                 COM            302941109      5,737      245,500  SH         Sole        0     245,500  0    0
First Marblehead Corp              COM            320771108     12,975      593,000  SH         Sole        0     593,000  0    0
Fisher Scientific Intl Inc         COM NEW        338032204      8,986      217,200  SH         Sole        0     217,200  0    0
Gemstar - TV Guide Intl Inc        COM            36866W106      4,058      800,000  SH         Sole        0     800,000  0    0
General Maritime Corp              SHS            013143102      4,133      234,810  SH         Sole        0     234,810  0    0
Hasbro Inc                         COM            418056107      4,186      196,727  SH         Sole        0     196,727  0    0
Homestore Inc                      COM            437852106      2,885      610,000  SH         Sole        0     610,000  0    0
Honeywell Intl Inc                 COM            438516106      7,756      232,000  SH         Sole        0     232,000  0    0
ITT Educational Services Inc       COM            45068B109      1,803       38,390  SH         Sole        0      38,390  0    0
Ingersol Rand Company Ltd          CL A           G4776G101      8,960      132,000  SH         Sole        0     132,000  0    0
International Game Technology      COM            459902102      8,947      250,625  SH         Sole        0     250,625  0    0
International Stl Group Inc        COM            460377104     10,906      280,000  SH         Sole        0     280,000  0    0
Penney J C Inc                     COM            708160106      8,751      333,000  SH         Sole        0     333,000  0    0
Joy Global Inc                     COM            481165108      7,191      275,000  SH         Sole        0     275,000  0    0
Komag Inc                          COM NEW        500453204      1,617      110,658  SH         Sole        0     110,658  0    0
L -3 Communications Hldgs Inc      COM            502424104     15,233      296,590  SH         Sole        0     296,590  0    0
LECG corp                          COM            523234102        229       10,000  SH         Sole        0      10,000  0    0
Liberty Media Corp                 COM SER A      530718105      8,198      689,500  SH         Sole        0     689,500  0    0
MI Devs Inc                        CL A SUB VTG   55304X104     20,633      738,990  SH         Sole        0     738,990  0    0
Masonite Intl Corp                 COM            575384102      4,131      155,000  SH         Sole        0     155,000  0    0
McDonalds Corp                     COM            580135101      4,594      185,000  SH         Sole        0     185,000  0    0
Moore Wallace Inc                  COM            615857109      4,683      250,000  SH         Sole        0     250,000  0    0
NTL Inc Del                        COM            62940M104     17,383      249,220  SH         Sole        0     249,220  0    0
New Century Financial Corp         COM            64352D101     15,416      388,600  SH         Sole        0     388,600  0    0
News Corp                          SP ADR PFD     652487802     13,591      449,284  SH         Sole        0     449,284  0    0
Nextel Communications              CL A           65332V103     10,523      375,000  SH         Sole        0     375,000  0    0
Nextel Partners Inc                CL A           65333F107      1,643      122,140  SH         Sole        0     122,140  0    0
ON Semiconducter Corp              COM            682189105      1,782      275,000  SH         Sole        0     275,000  0    0
Paccar Inc                         COM            693718108      3,040       35,710  SH         Sole        0      35,710  0    0
Park Pl Entmt Corp                 COM            700690100     12,079    1,115,370  SH         Sole        0   1,115,370  0    0
Pep Boys Manny Moe & Jack          COM            713278109     13,006      568,700  SH         Sole        0     568,700  0    0
Qualcomm Inc                       COM            747525103      8,845      164,000  SH         Sole        0     164,000  0    0
Quality Distribution Inc Fla       COM            74756M102      1,078       55,000  SH         Sole        0      55,000  0    0
Polo Ralph Lauren Corp             CL A           731572103     13,689      475,300  SH         Sole        0     475,300  0    0
Regal Entmt Group                  CL A           758766109      4,304      209,724  SH         Sole        0     209,724  0    0
Roto Rooter Inc New                COM            778787107      1,614       35,000  SH         Sole        0      35,000  0    0
Shaw Communications Inc            CL B CONV      82028K200      7,760      500,000  SH         Sole        0     500,000  0    0
Sirva Inc                          COM            82967Y104      6,347      324,800  SH         Sole        0     324,800  0    0
Spectrasite Inc                    COM            84761M104     11,444      329,322  SH         Sole        0     329,322  0    0
Station Casinos                    COM            857689103      2,904       94,810  SH         Sole        0      94,810  0    0
Dial Corp New                      COM            25247D101     11,331      398,000  SH         Sole        0     398,000  0    0
[Time Warner Inc]                  COM            887315105     20,145    1,119,800  SH         Sole        0   1,119,800  0    0
Hilfiger Tommy Corp                ORD            G8915Z102     13,114      885,505  SH         Sole        0     885,505  0    0
Tower Automotive Inc               COM            891707101      6,965    1,019,700  SH         Sole        0   1,019,700  0    0
Trident Microsystems Inc           COM            895919108        207       11,900  SH         Sole        0      11,900  0    0
Tyco Intl Ltd New                  COM            902124106      9,837      371,197  SH         Sole        0     371,197  0    0
VCA Antech Inc                     COM            918194101      2,478       80,000  SH         Sole        0      80,000  0    0
Vodafone Group PLC                 SPONSORED ADR  92857W100     11,218      448,000  SH         Sole        0     448,000  0    0
Webmethods Inc                     COM            94768C108      5,360      589,000  SH         Sole        0     589,000  0    0
Wynn Resorts Ltd                   COM            983134107      5,308      189,500  SH         Sole        0     189,500  0    0
Yahoo Inc                          COM            984332106      7,830      173,880  SH         Sole        0     173,880  0    0
Yankee Candle Co                   COM            984757104     23,769      869,700  SH         Sole        0     869,700  0    0

                                                               600,187





03407.0004 #463905